Subsequent events - Disclosure Of Shares Sold Pursuant To Share Purchase Agreement (Details) - Aspire Agreement [Member] - Aspire Capital Fund LLC [Member] - USD ($)											12 Months Ended
	Feb. 13, 2020	Feb. 06, 2020	Jan. 23, 2020	Jan. 18, 2020	Jan. 17, 2020	Jan. 10, 2020	Jan. 08, 2020	Jan. 06, 2020	Jan. 03, 2020	Dec. 23, 2019	Dec. 31, 2019
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Issue of equity										$ 423,440	$ 5,304,531
Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued				4,408,048
Issue of equity				$ 2,071,930
Events After Reporting Period [member] | Grant Date February Thirteen Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued	708,048
Issue of equity	$ 300,000
Events After Reporting Period [member] | Grant Date February Six Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued		600,000
Issue of equity		$ 282,000
Events After Reporting Period [member] | Grant Date January Twenty Three Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued			600,000
Issue of equity			$ 295,320
Events After Reporting Period [member] | Grant Date Seventeen Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued					600,000
Issue of equity					$ 303,000
Events After Reporting Period [member] | Grant Date January Ten Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued						500,000
Issue of equity						$ 247,550
Events After Reporting Period [member] | Grant Date January Eight Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued							400,000
Issue of equity							$ 195,160
Events After Reporting Period [member] | Grant Date January Six Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued								500,000
Issue of equity								$ 229,300
Events After Reporting Period [member] | Grant Date January Three Two Thousand Twenty [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued									500,000
Issue of equity									$ 219,600